Lincoln Financial Group 150 N. Radnor-Chester Road Radnor, Pennsylvania 19087

Phone: 484-583-8711

Email: Sam.Goldstein@lfg.com

VIA EDGAR

March 12, 2020

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	203
	Fund:	LVIP T. Rowe Price 2060 Fund (“New Fund”)

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 203 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced Registrant.

The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, to amend the post-effective amendment No. 202 filed on February 3, 2020. The Amendment now includes information related to the subadviser as well as an adjustment in the glide path for the New Fund.

After we have received your comments on the Amendment, the Registrant intends to request acceleration of effectiveness as of May 1, 2020 for the New Fund.

Your consideration of this filing is much appreciated.

Sincerely,

/s/ Samuel K. Goldstein, Esq.

Samuel K. Goldstein, Esq.
Vice President and Assistant General Counsel Funds Management

cc:	Ronald A. Holinsky, Chief Counsel